Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
December 31, 2021
RRS-NPRT1-0322
1.825846.116
Corporate Bonds - 1.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Arbor Realty Trust, Inc. 4.75% 11/1/22	250,000	274,135
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (b)	110,000	109,450
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	150,000	158,275
MFA Financial, Inc. 6.25% 6/15/24	285,000	293,550
Redwood Trust, Inc.:
4.75% 8/15/23	250,000	256,406
5.625% 7/15/24	140,000	140,525
RWT Holdings, Inc. 5.75% 10/1/25	130,000	132,925
		1,365,266
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CBL & Associates HoldCo II LLC 7% 11/15/28	11,942	22,718

TOTAL CONVERTIBLE BONDS		1,387,984
Nonconvertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	250,000	250,000
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (b)	85,000	85,554
Times Square Hotel Trust 8.528% 8/1/26 (b)(c)	283,831	301,578
		637,132
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (b)	70,000	72,800
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(b)	20,000	19,750
4.625% 4/1/30(b)	20,000	19,650
6.625% 1/15/28(b)	75,000	79,125
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	15,000	15,342
Century Communities, Inc. 3.875% 8/15/29 (b)	65,000	65,488
LGI Homes, Inc. 4% 7/15/29 (b)	70,000	69,738
M/I Homes, Inc. 3.95% 2/15/30	100,000	98,500
		440,393
TOTAL CONSUMER DISCRETIONARY		1,077,525

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	103,750

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	145,000	146,067
CBL & Associates HoldCo II LLC 10% 11/15/29	30,435	30,511
CBL & Associates LP 5.95% 12/15/26 (c)(d)	132,000	0
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	105,000	107,100
iStar Financial, Inc.:
4.25% 8/1/25	305,000	311,863
4.75% 10/1/24	150,000	155,625
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	65,000	68,575
5% 10/15/27	105,000	109,856
Office Properties Income Trust 4.25% 5/15/24	80,000	83,425
Omega Healthcare Investors, Inc. 4.5% 4/1/27	83,000	90,772
RLJ Lodging Trust LP:
3.75% 7/1/26(b)	100,000	100,550
4% 9/15/29(b)	80,000	79,146
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	277,485
4.75% 2/15/28	100,000	97,854
9.75% 6/15/25	400,000	432,780
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)	80,000	79,725
Uniti Group, Inc. 6% 1/15/30 (b)	105,000	101,046
		2,272,380
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	35,000	37,450
Greystar Real Estate Partners 5.75% 12/1/25 (b)	90,000	91,595
Howard Hughes Corp.:
4.125% 2/1/29(b)	30,000	30,401
4.375% 2/1/31(b)	80,000	80,800
5.375% 8/1/28(b)	30,000	31,951
Kennedy-Wilson, Inc.:
4.75% 3/1/29	25,000	25,563
4.75% 2/1/30	135,000	136,850
5% 3/1/31	40,000	41,200
		475,810
TOTAL REAL ESTATE		2,748,190

TOTAL NONCONVERTIBLE BONDS		3,929,465
TOTAL CORPORATE BONDS (Cost $5,013,436)		5,317,449

U.S. Treasury Inflation-Protected Obligations - 25.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	1,354,000	1,706,870
0.25% 2/15/50	1,170,000	1,526,003
0.625% 2/15/43	1,147,000	1,717,465
0.75% 2/15/42	1,328,000	2,056,602
0.75% 2/15/45	1,740,000	2,634,278
0.875% 2/15/47	1,113,000	1,724,962
1% 2/15/46	840,000	1,341,839
1% 2/15/48	839,000	1,321,637
1% 2/15/49	755,000	1,179,877
1.375% 2/15/44	1,493,000	2,531,703
1.75% 1/15/28	932,000	1,476,502
2% 1/15/26	1,115,000	1,798,025
2.125% 2/15/40	564,000	1,105,693
2.125% 2/15/41	805,000	1,575,390
2.375% 1/15/25	1,508,000	2,519,816
2.375% 1/15/27	971,000	1,608,686
2.5% 1/15/29	863,000	1,421,701
3.375% 4/15/32	370,000	858,000
3.625% 4/15/28	750,000	1,704,365
3.875% 4/15/29	957,000	2,243,242
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/23	3,465,000	4,287,259
0.125% 7/15/24	2,972,000	3,690,174
0.125% 10/15/24	2,827,000	3,255,034
0.125% 4/15/25	2,329,000	2,667,762
0.125% 10/15/25	2,851,000	3,276,425
0.125% 4/15/26	2,417,000	2,751,322
0.125% 7/15/26	2,515,000	3,151,126
0.125% 10/15/26	3,195,000	3,517,421
0.125% 1/15/30	2,853,000	3,405,766
0.125% 7/15/30	3,224,000	3,893,260
0.125% 1/15/31	3,410,000	4,058,950
0.125% 7/15/31	3,696,000	4,289,931
0.25% 1/15/25	2,801,000	3,504,245
0.25% 7/15/29	2,574,000	3,119,883
0.375% 7/15/23	3,357,000	4,194,425
0.375% 7/15/25	2,991,000	3,789,117
0.375% 1/15/27	2,404,000	3,028,174
0.375% 7/15/27	2,628,000	3,297,452
0.5% 4/15/24	1,913,000	2,236,131
0.5% 1/15/28	2,837,000	3,560,423
0.625% 4/15/23	3,169,000	3,688,263
0.625% 1/15/24	3,232,000	4,076,712
0.625% 1/15/26	2,542,000	3,250,003
0.75% 7/15/28	2,546,000	3,213,707
0.875% 1/15/29	2,193,000	2,778,886
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $113,432,103)		120,034,507

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(e)(f)	137,524	1
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.76% 3/15/38 (b)(e)(g)	100,000	100,000
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	296,394
Series 2002-2 Class M2, 9.163% 3/1/33	354,915	335,457
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	84,239
FirstKey Homes Trust Series 2021-SFR2 Class F1, 2.908% 9/17/38 (b)	100,000	96,829
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	96,495	94,223
Series 2021-2 Class G, 4.505% 12/17/26 (b)	188,889	187,951
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	379,265	285,439
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	98,169
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	100,000	97,513
Class G, 4.005% 10/17/38 (b)	100,000	99,027
TOTAL ASSET-BACKED SECURITIES (Cost $1,894,574)		1,775,242

Commercial Mortgage Securities - 2.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.86% 9/15/38 (b)(e)(g)	106,000	105,774
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(e)	63,000	61,216
BPR Trust floater Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 3.71% 9/15/38 (b)(e)(g)	100,000	99,689
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP Class F, 1 month U.S. LIBOR + 2.000% 2.11% 12/15/36 (b)(e)(g)	107,720	106,844
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 3.319% 12/15/28 (b)(e)(g)	210,000	209,937
Class G, 1 month U.S. LIBOR + 3.960% 4.069% 12/15/28 (b)(e)(g)	205,000	204,939
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 3.0561% 10/15/36 (b)(e)(g)	198,000	197,094
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0623% 5/15/38 (b)(e)(g)	166,000	165,587
Series 2020-VIVA Class E, 3.5488% 3/11/44 (b)(e)	100,000	96,490
BX Trust:
floater:
Series 2018-IND Class G, 1 month U.S. LIBOR + 2.050% 2.16% 11/15/35 (b)(e)(g)	70,000	69,824
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.12% 10/15/36 (b)(e)(g)	84,000	83,020
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.405% 11/15/26 (b)(e)(g)	126,000	125,452
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.7035% 10/15/36 (b)(e)(g)	27,000	26,832
Class G, 1 month U.S. LIBOR + 3.140% 3.2521% 10/15/36 (b)(e)(g)	93,000	92,427
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.4395% 10/15/26 (b)(e)(g)	126,000	123,276
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.047% 9/15/34 (b)(e)(g)	100,000	98,530
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.5098% 9/15/36 (b)(e)(g)	100,000	99,057
Class G, 1 month U.S. LIBOR + 2.850% 2.9598% 9/15/36 (b)(e)(g)	105,000	103,946
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 4% 10/15/38 (b)(e)(g)	622,000	617,672
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.303% 10/15/23 (b)(e)(g)	200,000	197,759
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(e)	96,000	95,186
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 3.9815% 7/15/30 (b)(e)(g)	105,000	100,525
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)(c)	150,000	121,307
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)	100,000	39,168
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	63,000	58,004
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3266% 6/15/34 (b)(g)	100,000	99,439
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class E, 1 month U.S. LIBOR + 2.150% 2.26% 5/15/36 (b)(e)(g)	100,000	99,903
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 4.0665% 11/15/23 (b)(e)(g)	141,000	141,003
Series 2020-NET Class E, 3.7042% 8/15/37 (b)(e)	100,000	101,661
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4757% 6/15/50 (b)(e)	156,000	138,913
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(e)	84,000	82,398
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(e)	100,000	100,994
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 3.7247% 11/15/38 (b)(e)(g)	210,000	208,904
Extended Stay America Trust floater Series 2021-ESH:
Class E, 1 month U.S. LIBOR + 2.850% 2.96% 7/15/38 (b)(e)(g)	149,224	149,223
Class F, 1 month U.S. LIBOR + 3.700% 3.81% 7/15/38 (b)(e)(g)	153,203	153,203
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, 1 month U.S. LIBOR + 2.200% 2.31% 10/15/36 (b)(e)(g)	39,000	36,846
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.1582% 8/10/44 (b)(c)(e)	63,000	6,458
Class F, 4.5% 8/10/44 (b)(c)	42,000	620
Series 2012-GC6 Class E, 5% 1/10/45 (b)(e)	254,000	230,607
Series 2012-GCJ9 Class D, 4.7376% 11/10/45 (b)(e)	178,000	177,851
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)	269,000	198,763
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(e)	163,000	157,397
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	97,383
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	47,147
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (b)(e)	100,000	88,797
Series 2011-C3 Class E, 5.5235% 2/15/46 (b)(e)	200,000	76,375
Series 2012-CBX Class G 4% 6/15/45 (b)(c)	151,000	12,471
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.06% 8/15/38 (b)(e)(g)	100,000	99,792
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.06% 3/15/38 (b)(e)(g)	400,000	398,986
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 5.36% 11/15/38 (b)(e)(g)	559,000	553,451
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 2.7107% 4/15/38 (b)(e)(g)	100,000	99,843
Class G, 1 month U.S. LIBOR + 3.200% 3.3107% 4/15/38 (b)(e)(g)	400,000	399,528
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	9,799	9,856
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(e)	268,667	262,881
Class F, 5.2113% 6/15/44 (b)(c)(e)	343,000	222,950
Class XB, 0.4295% 6/15/44 (b)(e)(f)	5,637,242	22,173
Series 2011-C3:
Class C, 5.0861% 7/15/49 (b)(c)(e)	25,474	26,115
Class G, 5.0861% 7/15/49 (b)(c)(e)	112,000	61,886
Motel 6 Trust floater Series 2021-MTL6:
Class D, 1 month U.S. LIBOR + 2.100% 2.2098% 9/15/38 (b)(e)(g)	100,000	99,970
Class F, 1 month U.S. LIBOR + 3.550% 3.6598% 9/15/38 (b)(e)(g)	100,000	99,970
Class G, 1 month U.S. LIBOR + 4.700% 4.8098% 9/15/38 (b)(e)(g)	100,000	99,970
Natixis Commercial Mortgage Securities Trust Series 2019-1776 Class F, 4.2988% 10/15/36 (b)	247,000	241,670
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 2.508% 10/15/36 (b)(e)(g)	130,000	127,730
Class J, 1 month U.S. LIBOR + 3.340% 3.456% 10/15/36 (b)(e)(g)	93,000	91,373
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 2.71% 7/15/38 (b)(e)(g)	100,000	99,858
Class G, 1 month U.S. LIBOR + 4.350% 4.46% 7/15/38 (b)(e)(g)	100,000	99,937
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	100,000	93,083
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	199,800	234,676
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 2.034% 7/15/36 (b)(e)(g)	58,000	57,563
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.3758% 10/15/38 (b)(e)(g)	198,000	195,552
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 3.0738% 11/15/38 (b)(e)(g)	126,000	125,010
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.0155% 11/15/36 (b)(e)(g)	128,000	127,480
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 3.661% 11/15/36 (b)(e)(g)	100,000	99,411
Class G, 1 month U.S. LIBOR + 4.200% 4.31% 11/15/36 (b)(e)(g)	42,000	41,754
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5168% 5/10/45 (b)(c)(e)	78,000	73,326
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.603% 1/18/37 (b)(e)(g)	147,000	146,818
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.7566% 10/15/45 (b)(e)	114,000	112,390
Class F, 4.7566% 10/15/45 (b)(e)	42,000	37,249
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.239% 3/15/45 (b)(c)(e)	220,000	202,348
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (b)(e)	140,000	122,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,934,080)		10,493,094

Common Stocks - 9.0%
	Shares	Value ($)
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Archer Daniels Midland Co.	21,160	1,430,204
Bunge Ltd.	4,880	455,597
Darling Ingredients, Inc. (h)	2,800	194,012
Wilmar International Ltd.	37,130	114,068
		2,193,881
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
BP PLC	126,591	567,207
Chevron Corp.	14,170	1,662,850
ConocoPhillips Co.	12,430	897,197
Coterra Energy, Inc.	21,520	408,880
Diamondback Energy, Inc.	2,580	278,253
Equinor ASA	5,860	155,169
Exxon Mobil Corp.	32,230	1,972,154
Hess Corp.	3,480	257,624
Lukoil PJSC sponsored ADR	4,120	369,156
Magnolia Oil & Gas Corp. Class A	11,460	216,250
Occidental Petroleum Corp.	14,810	429,342
Petroleo Brasileiro SA - Petrobras (ON)	76,060	419,218
Pioneer Natural Resources Co.	3,980	723,882
Range Resources Corp. (h)	33,000	588,390
Royal Dutch Shell PLC Class B (United Kingdom)	40,311	885,092
Total SA	17,382	884,748
		10,715,412
FINANCIALS - 0.3%
Capital Markets - 0.1%
Brookfield Asset Management, Inc. (Canada) Class A	2,500	150,974
Insurance - 0.0%
Brookfield Asset Management Reinsurance Partners Ltd.	22	1,382
Mortgage Real Estate Investment Trusts - 0.2%
Chimera Investment Corp.	3,600	54,288
Great Ajax Corp.	21,111	277,821
MFA Financial, Inc.	109,966	501,445
New Residential Investment Corp.	17,400	186,354
		1,019,908
TOTAL FINANCIALS		1,172,264
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Willscot Mobile Mini Holdings (h)	2,500	102,100
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (h)	4,300	54,223
MATERIALS - 4.0%
Chemicals - 1.4%
Albemarle Corp. U.S.	890	208,055
CF Industries Holdings, Inc.	14,740	1,043,297
Corteva, Inc.	24,720	1,168,762
FMC Corp.	3,430	376,923
Icl Group Ltd.	18,060	174,329
Nutrien Ltd.	27,500	2,067,038
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	5,770	290,981
The Mosaic Co.	25,340	995,609
		6,324,994
Metals & Mining - 2.2%
Agnico Eagle Mines Ltd. (Canada)	5,380	285,768
Alcoa Corp.	7,600	452,808
Anglo American PLC (United Kingdom)	14,799	608,716
ArcelorMittal SA (Netherlands)	10,100	323,995
Barrick Gold Corp. (Canada)	18,810	357,627
Cleveland-Cliffs, Inc. (h)	3,190	69,446
Commercial Metals Co.	8,380	304,110
ERO Copper Corp. (h)	9,140	139,454
First Quantum Minerals Ltd.	29,400	703,536
Fortescue Metals Group Ltd.	18,117	254,666
Franco-Nevada Corp.	1,810	250,319
Freeport-McMoRan, Inc.	22,710	947,688
Grupo Mexico SA de CV Series B	20,210	88,132
IGO Ltd.	28,062	234,177
Impala Platinum Holdings Ltd.	7,440	104,954
Ivanhoe Mines Ltd. (h)	33,620	274,286
Kaiser Aluminum Corp.	600	56,364
Kirkland Lake Gold Ltd.	3,620	151,703
Lundin Mining Corp.	34,490	269,387
MMC Norilsk Nickel PJSC	630	191,633
Newcrest Mining Ltd.	5,720	102,446
Newmont Corp.	10,870	674,157
Nickel Mines Ltd.	196,988	204,946
Nucor Corp.	3,510	400,667
POSCO	560	129,301
Rio Tinto PLC	19,697	1,298,944
Steel Dynamics, Inc.	7,060	438,214
Teck Resources Ltd. Class B (sub. vtg.)	3,710	106,846
Vale SA	45,880	642,155
Wheaton Precious Metals Corp.	6,230	267,334
		10,333,779
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	2,030	159,051
Mondi PLC	12,502	310,099
Nine Dragons Paper (Holdings) Ltd.	62,840	67,453
Suzano Papel e Celulose SA	20,880	225,332
Svenska Cellulosa AB SCA (B Shares)	10,110	179,395
UPM-Kymmene Corp.	15,850	603,071
West Fraser Timber Co. Ltd.	4,160	396,876
		1,941,277
TOTAL MATERIALS		18,600,050
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Acadia Realty Trust (SBI)	5,623	122,750
American Homes 4 Rent Class A	4,600	200,606
American Tower Corp.	4,400	1,287,000
Apartment Income (REIT) Corp.	2,009	109,832
AvalonBay Communities, Inc.	300	75,777
Crown Castle International Corp.	1,800	375,732
CubeSmart	1,600	91,056
Digital Realty Trust, Inc.	1,200	212,244
Digitalbridge Group, Inc. (h)	6,023	50,172
Easterly Government Properties, Inc.	3,700	84,804
Equinix, Inc.	500	422,920
Equity Lifestyle Properties, Inc.	14,200	1,244,772
Essex Property Trust, Inc.	400	140,892
Farmland Partners, Inc.	11,723	140,090
Gaming & Leisure Properties	2,600	126,516
Healthcare Trust of America, Inc.	5,190	173,294
iStar Financial, Inc.	24,431	631,053
Lamar Advertising Co. Class A	1,600	194,080
LXP Industrial Trust (REIT)	35,600	556,072
Mid-America Apartment Communities, Inc.	3,494	801,663
Monmouth Real Estate Investment Corp. Class A	10,400	218,504
National Retail Properties, Inc.	400	19,228
NexPoint Residential Trust, Inc.	900	75,447
Postal Realty Trust, Inc.	2,700	53,460
Public Storage	200	74,912
Retail Value, Inc.	2,255	14,477
Sabra Health Care REIT, Inc.	9,800	132,692
SITE Centers Corp.	12,600	199,458
Spirit Realty Capital, Inc.	2,200	106,018
Terreno Realty Corp.	1,200	102,348
Ventas, Inc.	6,418	328,088
VICI Properties, Inc.	3,900	117,429
Welltower, Inc.	3,100	265,887
Weyerhaeuser Co.	1,100	45,298
		8,794,571
TOTAL COMMON STOCKS (Cost $33,209,006)		41,632,501

Preferred Stocks - 2.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25% (h)	16,367	424,560
Ready Capital Corp. 7.00% (h)	6,400	172,096
		596,656
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	56,403
RLJ Lodging Trust Series A, 1.95%	400	11,496
		67,899
TOTAL CONVERTIBLE PREFERRED STOCKS		664,555
Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 1.6%
Mortgage Real Estate Investment Trusts - 1.6%
Acres Commercial Realty Corp. 8.625% (e)	300	7,637
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	392,053
8.25%	500	12,610
Series C, 8.00%(e)	4,600	113,988
AGNC Investment Corp.:
6.125%(e)	7,000	176,680
Series C, 7.00%(e)	10,200	262,752
Series E, 6.50%(e)	10,400	266,760
Annaly Capital Management, Inc.:
6.75%(e)	5,600	148,848
Series F, 6.95%(e)	14,800	378,584
Series G, 6.50%(e)	11,800	300,782
Arbor Realty Trust, Inc.:
Series D, 6.375%	500	12,675
Series F, 6.25%(e)(h)	3,000	76,350
Armour Residential REIT, Inc. Series C 7.00%	1,000	25,710
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	101,880
Chimera Investment Corp.:
8.00%(e)	5,000	126,250
Series B, 8.00%(e)	23,587	602,648
Series C, 7.75%(e)	8,700	218,283
Dynex Capital, Inc. Series C 6.90% (e)	9,600	249,120
Ellington Financial LLC 6.75% (e)	2,000	53,000
Franklin BSP Realty Trust, Inc. 7.50%	3,000	75,750
Invesco Mortgage Capital, Inc.:
7.50%(e)	14,400	356,976
Series B, 7.75%(e)	13,900	343,469
MFA Financial, Inc.:
6.50%(e)	9,300	219,759
Series B, 7.50%	18,486	463,444
New Residential Investment Corp.:
7.125%(e)	6,200	157,356
Series A, 7.50%(e)	17,700	460,200
Series C, 6.375%(e)	8,300	192,643
Series D, 7.00%(e)	2,700	69,120
New York Mortgage Trust, Inc. Series D, 8.00% (e)	6,500	165,880
PennyMac Mortgage Investment Trust:
6.75%	1,300	32,682
8.125%(e)	5,700	150,708
Series B, 8.00%(e)	9,300	248,775
Two Harbors Investment Corp.:
Series A, 8.125%(e)	11,900	314,041
Series B, 7.625%(e)	11,800	306,800
Series C, 7.25%(e)	10,500	267,120
		7,351,333
MATERIALS - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (h)	5,239	267,417

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Agree Realty Corp. 4.375%	1,300	30,836
American Finance Trust, Inc. 7.50%	5,300	144,107
Ashford Hospitality Trust, Inc.:
Series G, 7.375%	300	6,825
Series H, 7.50%	2,500	57,050
Series I, 7.50%	2,500	57,100
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	61,223
Series C, 6.50%	4,900	123,578
City Office REIT, Inc. Series A, 6.625%	2,079	53,742
CTO Realty Growth, Inc. 6.375%	1,000	26,300
DiamondRock Hospitality Co. 8.25%	1,237	34,525
Digitalbridge Group, Inc.:
Series H, 7.125%	6,530	166,717
Series I, 7.15%	15,500	401,450
Series J, 7.15%	18,200	478,478
Gladstone Commercial Corp.:
6.625%	2,400	62,880
Series G, 6.00%	2,300	61,617
Global Medical REIT, Inc. Series A, 7.50%	2,100	55,650
Global Net Lease, Inc.:
Series A, 7.25%	7,400	197,062
Series B 6.875%	2,200	58,960
Healthcare Trust, Inc.:
7.125%	2,000	50,700
Series A 7.375%	2,200	55,880
Hudson Pacific Properties, Inc. Series C, 4.75% (h)	4,000	104,200
iStar Financial, Inc.:
Series D, 8.00%	8,000	208,000
Series G, 7.65%	10,200	260,202
Series I, 7.50%	7,600	195,168
Pebblebrook Hotel Trust:
6.30%	973	24,597
6.375%	3,200	84,096
Series H, 5.70%	3,600	88,524
Pennsylvania (REIT):
Series B, 7.375%(h)	4,082	31,064
Series D, 6.875%(h)	2,500	17,925
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	66,250
Public Storage 4.00% (h)	4,000	100,080
Saul Centers, Inc. Series D, 6.125%	1,300	33,800
SITE Centers Corp. 6.375%	500	12,680
Sotherly Hotels, Inc. Series C, 7.875% (h)	1,700	27,965
Summit Hotel Properties, Inc.:
Series E, 6.25%	3,000	76,050
Series F, 5.875%	2,000	51,480
Sunstone Hotel Investors, Inc. Series I, 5.70%	1,300	32,637
UMH Properties, Inc.:
Series C, 6.75%	200	5,208
Series D, 6.375%	2,300	59,593
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	116,370
Series K 5.875%	2,000	51,140
Vornado Realty Trust:
Series N, 5.25%	600	15,882
Series O, 4.45%	1,800	44,460
		3,892,051
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,510,801
TOTAL PREFERRED STOCKS (Cost $11,418,476)		12,175,356

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (e)(g)(i)	174,304	172,235
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (e)(g)(i)	200,000	199,916
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (e)(g)(i)	59,850	60,112
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 12/22/24 (e)(g)(i)	227,184	225,764
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 11/30/23 (e)(g)(i)	99,607	99,109
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (e)(g)(i)	120,885	120,976
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (e)(g)(i)	60,571	58,874
		764,751
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.350% 2.75% 10/15/28 (e)(g)(i)	5,000	4,988
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.1043% 8/4/28 (e)(g)(i)	149,625	148,609
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (e)(g)(i)	60,293	59,991
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.853% 6/28/23 (e)(g)(i)	157,293	156,900
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/21/25 (e)(g)(i)	54,797	54,376
TOTAL REAL ESTATE		211,276
TOTAL BANK LOAN OBLIGATIONS (Cost $1,365,097)		1,361,850

Equity Funds - 31.9%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	16,586,543	82,766,852
Fidelity Real Estate Equity Central Fund (j)	405,272	64,807,056
TOTAL EQUITY FUNDS (Cost $170,315,773)		147,573,908

Fixed-Income Funds - 25.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $119,363,704)	1,172,741	118,036,399

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(c) (Cost $542,518)	500,000	10,000

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (k) (Cost $4,987,463)	4,986,465	4,987,463

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $472,476,230)	463,397,769
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(246,241)
NET ASSETS - 100.0%	463,151,528

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,335,352 or 2.9% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	6,256,970	60,432,236	61,701,743	1,126	-	-	4,987,463	0.0%
Fidelity Commodity Strategy Central Fund	75,396,492	9,391,735	1,008,315	-	(1,650,726)	637,666	82,766,852	12.7%
Fidelity Floating Rate Central Fund	105,919,440	18,429,366	6,000,170	1,180,289	(82,047)	(230,190)	118,036,399	3.7%
Fidelity Real Estate Equity Central Fund	56,106,397	5,099,859	4,034,559	578,114	171,642	7,463,717	64,807,056	3.2%
Fidelity Securities Lending Cash Central Fund 0.08%	2,406,250	3,187,414	5,593,664	297	-	-	-	0.0%
Total	246,085,549	96,540,610	78,338,451	1,759,826	(1,561,131)	7,871,193	270,597,770

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Inflation-Protected Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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